Finance Income and Costs - Summary of Analysis of Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income [Abstract]
Interest expenses due to financial institutions	€ 2,561	€ 2,864	€ 3,346
Interests expenses related to lease liabilities	3,286	3,810	3,090
Other interest expenses	855	1,168	675
Financial institution commissions	1,989	2,359	2,156
Total	€ 8,691	€ 10,201	€ 9,267